UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.86%
Industrial	19.48
Consumer, Non-cyclical	18.10
Consumer, Cyclical	13.77
Technology	8.60
Communications	4.78
Basic Materials	4.05
Utilities	3.85
Energy	2.42
Government Money Market Mutual Funds	0.25
Short Term Investments	0.84
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 872.30	$0.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.96
Investor Class
Actual	$1,000.00	$ 870.70	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.77
Class L
Actual	$1,000.00	$ 869.90	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.02%
56,486	Allegheny Technologies Inc(a)	$ 575,592
25,698	Ashland Global Holdings Inc	1,775,732
24,442	Cabot Corp	905,576
20,852	Carpenter Technology Corp	506,287
69,797	Chemours Co	1,071,384
50,733	Commercial Metals Co	1,034,953
14,488	Compass Minerals International Inc	706,290
24,644	Domtar Corp	520,235
18,125	Ingevity Corp(a)	952,831
14,539	Minerals Technologies Inc	682,315
3,207	NewMarket Corp	1,284,340
68,274	Olin Corp	784,468
39,281	PolyOne Corp	1,030,341
27,325	Reliance Steel & Aluminum Co	2,593,962
28,047	Royal Gold Inc	3,486,803
55,450	RPM International Inc	4,162,077
18,096	Sensient Technologies Corp	943,887
90,546	Steel Dynamics Inc	2,362,345
94,728	United States Steel Corp(b)	683,936
79,763	Valvoline Inc	1,541,819
		27,605,173
Communications — 4.73%
17,122	AMC Networks Inc Class A(a)	400,484
2,267	Cable One Inc	4,023,585
66,145	Ciena Corp(a)	3,582,413
50,664	Etsy Inc(a)	5,382,037
16,224	FactSet Research Systems Inc	5,329,097
39,102	Grubhub Inc(a)	2,748,871
13,622	InterDigital Inc	771,414
18,958	John Wiley & Sons Inc Class A	739,362
20,873	LogMeIn Inc	1,769,404
62,539	New York Times Co Class A	2,628,514
93,125	TEGNA Inc	1,037,412
41,820	Telephone & Data Systems Inc	831,382
42,992	TripAdvisor Inc	817,278
24,660	ViaSat Inc(a)	946,204
20,243	World Wrestling Entertainment Inc Class A	879,558
27,316	Yelp Inc(a)	631,819
		32,518,834
Consumer, Cyclical — 13.64%
37,219	Adient PLC(a)	611,136
67,911	American Eagle Outfitters Inc	740,230
25,176	AutoNation Inc(a)	946,114
53,644	BJ's Wholesale Club Holdings Inc(a)	1,999,312
34,914	Boyd Gaming Corp	729,703
34,190	Brunswick Corp	2,188,502
238,652	Caesars Entertainment Corp(a)	2,894,849
18,785	Carter's Inc	1,515,949
15,727	Casey's General Stores Inc	2,351,501
13,583	Choice Hotels International Inc	1,071,699
15,158	Churchill Downs Inc	2,018,288
Shares		Fair Value
Consumer, Cyclical — (continued)
45,672	Cinemark Holdings Inc	$ 527,512
12,415	Columbia Sportswear Co	1,000,401
10,287	Cracker Barrel Old Country Store Inc	1,140,931
61,541	Dana Inc	750,185
11,962	Deckers Outdoor Corp(a)	2,349,217
35,470	Delphi Technologies PLC(a)	504,029
27,192	Dick's Sporting Goods Inc	1,121,942
35,422	Dunkin' Brands Group Inc	2,310,577
35,810	Eldorado Resorts Inc(a)(b)	1,434,549
17,653	FirstCash Inc	1,191,224
23,805	Five Below Inc(a)	2,544,993
46,231	Foot Locker Inc	1,348,096
97,572	Goodyear Tire & Rubber Co	872,782
66,876	Harley-Davidson Inc	1,589,642
31,692	Healthcare Services Group Inc	775,186
25,455	Herman Miller Inc	600,993
18,954	HNI Corp	579,424
10,102	Jack in the Box Inc	748,457
116,680	JetBlue Airways Corp(a)	1,271,812
55,062	KAR Auction Services Inc	757,653
36,316	KB Home	1,114,175
23,530	Lear Corp	2,565,241
16,215	Marriott Vacations Worldwide Corp	1,333,035
146,693	Mattel Inc(a)	1,418,521
19,261	MSC Industrial Direct Co Inc Class A	1,402,393
47,692	Nordstrom Inc(b)	738,749
22,474	Nu Skin Enterprises Inc Class A	859,181
23,913	Ollie's Bargain Outlet Holdings Inc(a)	2,335,104
9,373	Papa John's International Inc	744,310
54,863	Penn National Gaming Inc(a)	1,675,516
24,588	Polaris Inc	2,275,619
17,120	Pool Corp	4,654,414
7,087	RH (a)(b)	1,763,954
49,442	Sally Beauty Holdings Inc(a)	619,508
22,852	Scientific Games Corp(a)	353,292
16,942	Scotts Miracle-Gro Co	2,278,191
34,209	Six Flags Entertainment Corp	657,155
58,524	Skechers USA Inc Class A(a)	1,836,483
55,725	Taylor Morrison Home Corp(a)	1,074,935
18,694	Tempur Sealy International Inc(a)	1,345,033
27,633	Texas Roadhouse Inc	1,452,667
23,603	Thor Industries Inc	2,514,428
49,314	Toll Brothers Inc	1,607,143
45,582	Toro Co	3,023,910
60,054	TRI Pointe Group Inc(a)	882,193
58,955	Univar Solutions Inc(a)	993,981
29,890	Urban Outfitters Inc(a)	454,926
11,958	Visteon Corp(a)	819,123
13,960	Watsco Inc	2,480,692
76,597	Wendy's Co(b)	1,668,283
33,186	Williams-Sonoma Inc	2,721,584
27,961	World Fuel Services Corp	720,275
38,784	Wyndham Destinations Inc	1,092,933

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
40,631	Wyndham Hotels & Resorts Inc	$ 1,731,693
		93,695,528
Consumer, Non-Cyclical — 17.93%
29,135	Aaron's Inc	1,322,729
38,592	Acadia Healthcare Co Inc(a)	969,431
23,087	Adtalem Global Education Inc(a)	719,160
13,791	Amedisys Inc(a)	2,738,065
44,491	Arrowhead Pharmaceuticals Inc(a)	1,921,566
22,576	ASGN Inc(a)	1,505,368
20,839	Avanos Medical Inc(a)	612,458
22,830	Avis Budget Group Inc(a)	522,579
16,535	Bio-Techne Corp	4,366,397
4,152	Boston Beer Co Inc Class A(a)	2,228,171
21,389	Brink's Co	973,413
15,920	Cantel Medical Corp	704,142
69,798	Catalent Inc(a)	5,116,193
21,216	Charles River Laboratories International Inc(a)	3,699,010
6,845	Chemed Corp	3,087,574
33,667	CoreLogic Inc	2,263,096
69,667	Darling Ingredients Inc(a)	1,715,201
17,974	Deluxe Corp	423,108
23,178	Edgewell Personal Care Co(a)	722,226
43,113	Encompass Health Corp	2,669,988
132,113	Exelixis Inc(a)	3,136,363
82,300	Flowers Foods Inc	1,840,228
16,090	FTI Consulting Inc(a)	1,843,109
32,777	Globus Medical Inc Class A(a)	1,563,791
1,852	Graham Holdings Co Class B	634,625
20,620	Grand Canyon Education Inc(a)	1,866,729
27,088	Grocery Outlet Holding Corp(a)	1,105,190
21,671	Haemonetics Corp(a)	1,940,855
34,351	Hain Celestial Group Inc(a)	1,082,400
30,306	HealthEquity Inc(a)	1,778,053
10,759	Helen of Troy Ltd(a)	2,028,717
28,546	Hill-Rom Holdings Inc	3,133,780
8,206	ICU Medical Inc(a)	1,512,448
28,548	Ingredion Inc	2,369,484
16,290	Insperity Inc	1,054,452
30,259	Integra LifeSciences Holdings Corp(a)	1,421,870
8,555	Lancaster Colony Corp	1,325,939
12,666	LHC Group Inc(a)	2,207,937
6,929	Ligand Pharmaceuticals Inc(a)(b)	775,009
20,907	LivaNova PLC(a)	1,006,254
28,042	LiveRamp Holdings Inc(a)	1,190,944
25,212	ManpowerGroup Inc	1,733,325
21,362	Masimo Corp(a)	4,870,322
35,687	MEDNAX Inc(a)	610,248
25,840	Molina Healthcare Inc(a)	4,599,003
77,593	Nektar Therapeutics(a)	1,797,054
22,602	NuVasive Inc(a)	1,258,027
36,836	Patterson Cos Inc	810,392
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,331	Paylocity Holding Corp(a)	$ 2,236,640
14,185	Penumbra Inc(a)	2,536,562
22,816	Pilgrim's Pride Corp(a)	385,362
27,714	Post Holdings Inc(a)	2,428,301
27,045	PRA Health Sciences Inc(a)	2,631,208
21,479	Prestige Consumer Healthcare Inc(a)	806,751
16,550	Quidel Corp(a)	3,702,897
20,034	Repligen Corp(a)	2,476,403
117,111	Sabre Corp	943,915
8,511	Sanderson Farms Inc	986,340
76,877	Service Corp International	2,989,746
50,515	Sprouts Farmers Market Inc(a)	1,292,679
9,654	Strategic Education Inc	1,483,337
26,357	Syneos Health Inc(a)	1,535,295
44,424	Tenet Healthcare Corp(a)	804,519
7,833	Tootsie Roll Industries Inc(b)	268,437
24,367	TreeHouse Foods Inc(a)	1,067,275
18,763	United Therapeutics Corp(a)	2,270,323
18,511	WEX Inc(a)	3,054,500
19,561	WW International Inc(a)	496,458
		123,173,371
Energy — 2.40%
120,516	Antero Midstream Corp	614,632
78,419	ChampionX Corp(a)	765,369
43,532	Cimarex Energy Co	1,196,695
79,423	CNX Resources Corp(a)	687,009
35,474	Enphase Energy Inc(a)	1,687,498
108,766	EQT Corp	1,294,315
174,844	Equitrans Midstream Corp	1,452,954
32,179	First Solar Inc(a)	1,592,861
63,210	Murphy Oil Corp	872,298
11,668	Murphy USA Inc(a)	1,313,700
43,421	PBF Energy Inc Class A	444,631
21,164	SolarEdge Technologies Inc(a)	2,937,140
241,221	Transocean Ltd(a)(b)	441,434
180,427	WPX Energy Inc(a)	1,151,124
		16,451,660
Financial — 23.64%
20,229	Affiliated Managers Group Inc	1,508,274
6,154	Alleghany Corp	3,010,168
18,368	Alliance Data Systems Corp	828,764
58,752	American Campus Communities Inc REIT	2,053,970
32,003	American Financial Group Inc	2,030,910
68,132	Associated Banc-Corp	932,046
41,028	BancorpSouth Bank	932,977
17,388	Bank of Hawaii Corp	1,067,797
52,152	Bank OZK	1,224,007
39,955	Brighthouse Financial Inc(a)	1,111,548
126,448	Brixmor Property Group Inc REIT	1,621,063
101,199	Brown & Brown Inc	4,124,871
41,987	Camden Property Trust REIT	3,830,054
32,377	Cathay General Bancorp	851,515

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
43,115	CIT Group Inc	$ 893,774
60,936	CNO Financial Group Inc	948,774
43,382	Commerce Bancshares Inc	2,579,928
51,421	CoreCivic Inc REIT	481,301
17,234	CoreSite Realty Corp REIT	2,086,348
48,557	Corporate Office Properties Trust REIT	1,230,434
64,402	Cousins Properties Inc REIT	1,921,112
24,344	Cullen/Frost Bankers Inc	1,818,740
49,858	CyrusOne Inc REIT	3,627,169
70,478	Douglas Emmett Inc REIT	2,160,855
61,084	East West Bancorp Inc	2,213,684
16,840	EastGroup Properties Inc REIT	1,997,392
48,378	Eaton Vance Corp	1,867,391
33,848	EPR Properties REIT	1,121,384
47,199	Essent Group Ltd	1,711,908
17,703	Evercore Inc Class A	1,043,061
41,921	Federated Hermes Inc	993,528
48,033	First American Financial Corp	2,306,545
59,377	First Financial Bankshares Inc	1,715,402
134,574	First Horizon National Corp	1,340,357
54,282	First Industrial Realty Trust Inc REIT	2,086,600
138,933	FNB Corp	1,041,998
70,151	Fulton Financial Corp	738,690
213,680	Genworth Financial Inc Class A(a)	493,601
51,855	GEO Group Inc REIT	613,445
37,917	Glacier Bancorp Inc	1,338,091
37,291	Hancock Whitney Corp	790,569
16,252	Hanover Insurance Group Inc	1,646,815
58,575	Healthcare Realty Trust Inc REIT	1,715,662
44,359	Highwoods Properties Inc REIT	1,655,921
66,343	Home BancShares Inc	1,020,355
66,259	Hudson Pacific Properties Inc REIT	1,667,076
32,352	Interactive Brokers Group Inc Class A	1,351,343
24,521	International Bancshares Corp	785,162
66,539	Janus Henderson Group PLC	1,407,965
50,355	JBG SMITH Properties REIT	1,488,997
96,837	Jefferies Financial Group Inc	1,505,815
22,036	Jones Lang LaSalle Inc	2,279,845
26,788	Kemper Corp	1,942,666
45,638	Kilroy Realty Corp REIT	2,678,951
36,778	Lamar Advertising Co REIT Class A	2,455,299
35,736	Legg Mason Inc	1,777,866
3,280	LendingTree Inc(a)(b)	949,658
19,947	Life Storage Inc REIT	1,893,968
51,405	Macerich Co REIT(b)	461,103
38,720	Mack-Cali Realty Corp REIT	592,029
227,659	Medical Properties Trust Inc REIT	4,279,989
11,598	Mercury General Corp	472,619
73,391	National Retail Properties Inc REIT	2,603,913
Shares		Fair Value
Financial — (continued)
74,311	Navient Corp	$ 522,406
199,833	New York Community Bancorp Inc	2,038,297
122,015	Old Republic International Corp	1,990,065
98,436	Omega Healthcare Investors Inc REIT	2,926,502
51,238	PacWest Bancorp	1,009,901
102,359	Park Hotels & Resorts Inc REIT	1,012,331
54,594	Pebblebrook Hotel Trust REIT	745,754
86,360	Physicians Realty Trust REIT	1,513,027
31,127	Pinnacle Financial Partners Inc	1,307,023
28,743	PotlatchDeltic Corp REIT	1,093,096
17,685	Primerica Inc	2,062,071
40,366	Prosperity Bancshares Inc	2,396,933
8,565	PS Business Parks Inc REIT	1,134,006
58,915	Rayonier Inc REIT	1,460,503
29,412	Reinsurance Group of America Inc	2,307,077
21,486	RenaissanceRe Holdings Ltd	3,674,751
17,308	RLI Corp	1,420,987
87,773	Sabra Health Care REIT Inc	1,266,564
53,968	SEI Investments Co	2,967,161
25,766	Selective Insurance Group Inc	1,358,899
71,022	Service Properties Trust REIT	503,546
23,085	Signature Bank	2,468,248
163,564	SLM Corp	1,149,855
45,025	Spirit Realty Capital Inc REIT	1,569,572
83,102	Sterling Bancorp	973,955
28,847	Stifel Financial Corp	1,368,213
95,549	STORE Capital Corp REIT	2,275,022
61,836	Synovus Financial Corp	1,269,493
26,457	Taubman Centers Inc REIT	999,016
65,595	TCF Financial Corp	1,929,805
22,109	Texas Capital Bancshares Inc(a)	682,505
27,693	Trustmark Corp	679,032
18,473	UMB Financial Corp	952,283
94,162	Umpqua Holdings Corp	1,001,884
53,714	United Bankshares Inc	1,485,729
48,274	Urban Edge Properties REIT	573,012
165,036	Valley National Bancorp	1,290,582
33,500	Washington Federal Inc	899,140
39,352	Webster Financial Corp	1,125,861
51,718	Weingarten Realty Investors REIT	979,022
24,404	Wintrust Financial Corp	1,064,502
		162,370,693
Industrial — 19.31%
16,847	Acuity Brands Inc	1,612,932
68,327	AECOM (a)	2,567,729
26,541	AGCO Corp	1,471,964
27,892	AptarGroup Inc	3,123,346
34,029	Arrow Electronics Inc(a)	2,337,452
43,748	Avnet Inc	1,219,913
26,977	Axon Enterprise Inc(a)	2,647,253

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,243	Belden Inc	$ 528,710
23,693	Carlisle Cos Inc	2,835,341
22,234	Clean Harbors Inc(a)	1,333,595
73,980	Cognex Corp	4,418,086
10,199	Coherent Inc(a)	1,335,865
36,079	Colfax Corp(a)	1,006,604
22,041	Crane Co	1,310,558
17,845	Curtiss-Wright Corp	1,593,202
54,115	Donaldson Co Inc	2,517,430
13,164	Dycom Industries Inc(a)	538,276
17,800	Eagle Materials Inc	1,249,916
23,909	EMCOR Group Inc	1,581,341
27,509	Energizer Holdings Inc	1,306,402
18,080	EnerSys	1,163,990
60,806	Fluor Corp	734,536
15,008	GATX Corp	915,188
26,742	Generac Holdings Inc(a)	3,260,652
105,588	Gentex Corp	2,721,003
71,312	Graco Inc	3,422,263
10,962	Greif Inc Class A	377,202
35,214	Hexcel Corp	1,592,377
23,255	Hubbell Inc	2,915,247
38,243	II-VI Inc(a)	1,805,834
37,500	ITT Inc	2,202,750
59,400	Jabil Inc	1,905,552
62,238	KBR Inc	1,403,467
35,787	Kennametal Inc	1,027,445
25,301	Kirby Corp(a)	1,355,122
52,536	Knight-Swift Transportation Holdings Inc	2,191,277
16,494	Landstar System Inc	1,852,441
14,993	Lennox International Inc	3,493,219
25,606	Lincoln Electric Holdings Inc	2,157,049
10,376	Littelfuse Inc	1,770,457
48,558	Louisiana-Pacific Corp	1,245,513
25,785	MasTec Inc(a)	1,156,973
85,682	MDU Resources Group Inc	1,900,427
23,747	Mercury Systems Inc(a)	1,867,939
23,768	Middleby Corp(a)	1,876,246
15,211	MSA Safety Inc	1,740,747
50,436	National Instruments Corp	1,952,378
22,123	Nordson Corp	4,196,954
67,457	nVent Electric PLC	1,263,470
65,547	O-I Glass Inc	588,612
29,101	Oshkosh Corp	2,084,214
46,516	Owens Corning	2,593,732
17,726	Regal Beloit Corp	1,547,834
22,787	Ryder System Inc	854,740
33,503	Silgan Holdings Inc	1,085,162
42,801	Sonoco Products Co	2,238,064
38,966	Stericycle Inc(a)	2,181,317
17,956	SYNNEX Corp	2,150,590
29,089	Terex Corp	546,001
23,342	Tetra Tech Inc	1,846,819
28,987	Timken Co	1,318,619
14,312	TopBuild Corp(a)	1,628,276
24,945	Trex Co Inc(a)	3,244,596
107,575	Trimble Inc(a)	4,646,164
Shares		Fair Value
Industrial — (continued)
41,967	Trinity Industries Inc(b)	$ 893,477
18,130	Universal Display Corp	2,712,611
9,205	Valmont Industries Inc	1,045,872
56,591	Vishay Intertechnology Inc	864,145
24,246	Werner Enterprises Inc	1,055,428
24,028	Woodward Inc	1,863,371
15,348	Worthington Industries Inc	572,480
39,467	XPO Logistics Inc(a)	3,048,826
		132,614,583
Technology — 8.52%
50,158	ACI Worldwide Inc(a)	1,353,764
21,031	Blackbaud Inc	1,200,450
12,387	Cabot Microelectronics Corp	1,728,482
10,707	CACI International Inc Class A(a)	2,322,134
51,908	CDK Global Inc	2,150,029
43,629	Ceridian HCM Holding Inc(a)	3,458,471
24,714	Cirrus Logic Inc(a)	1,526,831
18,236	CommVault Systems Inc(a)	705,733
46,055	Cree Inc(a)	2,725,995
12,519	Fair Isaac Corp(a)	5,233,443
19,656	J2 Global Inc(a)	1,242,456
32,222	Lumentum Holdings Inc(a)	2,623,837
27,324	Manhattan Associates Inc(a)	2,573,921
26,608	MAXIMUS Inc	1,874,534
23,308	MKS Instruments Inc	2,639,398
18,009	Monolithic Power Systems Inc	4,268,133
54,561	NCR Corp(a)	944,997
28,160	NetScout Systems Inc(a)	719,770
59,583	Perspecta Inc	1,384,113
44,445	PTC Inc(a)	3,457,377
14,619	Qualys Inc(a)	1,520,668
20,980	Science Applications International Corp	1,629,726
28,704	Semtech Corp(a)	1,498,923
18,546	Silicon Laboratories Inc(a)	1,859,607
14,309	Synaptics Inc(a)	860,257
48,104	Teradata Corp(a)	1,000,563
71,655	Teradyne Inc	6,055,564
		58,559,176
Utilities — 3.81%
22,092	ALLETE Inc	1,206,444
26,929	Black Hills Corp	1,525,797
96,438	Essential Utilities Inc	4,073,541
46,595	Hawaiian Electric Industries Inc	1,680,216
21,550	IDACORP Inc	1,882,824
39,610	National Fuel Gas Co	1,660,847
42,142	New Jersey Resources Corp	1,375,936
21,571	NorthWestern Corp	1,176,051
85,593	OGE Energy Corp	2,598,604
22,550	ONE Gas Inc	1,737,478
33,671	PNM Resources Inc	1,294,313
24,009	Southwest Gas Holdings Inc	1,657,821
22,341	Spire Inc	1,468,027

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
89,371	UGI Corp	$ 2,841,998
		26,179,897
TOTAL COMMON STOCK — 98.00% (Cost $638,016,332)		$673,168,915
GOVERNMENT MONEY MARKET MUTUAL FUNDS
244,000	BlackRock FedFund Institutional Class(c), 0.10%(d)	244,000
287,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.11%(d)	287,000
202,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.10%(d)	202,000
236,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.15%(d)	236,000
307,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.09%(d)	307,000
248,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.10%(d)	248,000
163,000	Morgan Stanley Government Portfolio Institutional Class(c), 0.05%(d)	163,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.25% (Cost $1,687,000)		$ 1,687,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.83%
$1,758,894	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $1,758,894 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(c)	1,758,894
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,758,894	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $1,758,894 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(c)	$ 1,758,894
1,758,894	Undivided interest of 7.37% in a repurchase agreement (principal amount/value $23,868,527 with a maturity value of $23,868,587) with HSBC Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $1,758,894 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 2/1/26 - 5/1/50, with a value of $24,345,898.(c)	1,758,894
442,332	Undivided interest of 9.66% in a repurchase agreement (principal amount/value $4,579,175 with a maturity value of $4,579,184) with JP Morgan Securities, 0.07%, dated 6/30/20 to be repurchased at $442,332 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 10/8/20 - 4/30/23, with a value of $4,670,759.(c)	442,332
TOTAL SHORT TERM INVESTMENTS — 0.83% (Cost $5,719,014)		$ 5,719,014
TOTAL INVESTMENTS — 99.08% (Cost $645,422,346)		$680,574,929
OTHER ASSETS & LIABILITIES, NET — 0.92%		$ 6,337,857
TOTAL NET ASSETS — 100.00%		$686,912,786

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2020.
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	68	USD	12,097,880	September 2020	$(141,683)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $7,283,999 of securities on loan)(a)	$674,855,915
Repurchase agreements, fair value(b)	5,719,014
Cash	10,987,643
Cash pledged on futures contracts	2,556,848
Dividends receivable	694,414
Subscriptions receivable	1,730,493
Variation margin on futures contracts	157,760
Total Assets	696,702,087
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	5,709
Payable for investments purchased	1,599,223
Payable for other accrued fees	39,126
Payable for shareholder services fees	68,317
Payable to investment adviser	108,886
Payable upon return of securities loaned	7,406,014
Redemptions payable	557,887
Total Liabilities	9,789,301
NET ASSETS	$686,912,786
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,735,239
Paid-in capital in excess of par	608,287,300
Undistributed/accumulated earnings	70,890,247
NET ASSETS	$686,912,786
NET ASSETS BY CLASS
Investor Class	$191,292,687
Class L	$35,775,043
Institutional Class	$459,845,056
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	13,228,987
Class L	4,470,197
Institutional Class	59,653,203
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.46
Class L	$8.00
Institutional Class	$7.71
(a) Cost of investments	$639,703,332
(b) Cost of repurchase agreements	$5,719,014
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$23,064
Income from securities lending	42,690
Dividends	6,093,019
Foreign withholding tax	(659)
Total Income	6,158,114
EXPENSES:
Management fees	604,364
Shareholder services fees – Investor Class	350,265
Shareholder services fees – Class L	27,226
Audit and tax fees	14,971
Custodian fees	8,517
Director's fees	9,604
Distribution fees – Class L	19,347
Legal fees	2,401
Pricing fees	719
Registration fees	38,491
Shareholder report fees	9,961
Transfer agent fees	5,838
Other fees	2,682
Total Expenses	1,094,386
Less amount waived by investment adviser	42,416
Less amount waived by distributor - Class L	13
Net Expenses	1,051,957
NET INVESTMENT INCOME	5,106,157
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	19,444,892
Net realized loss on futures contracts	(734,647)
Net Realized Gain	18,710,245
Net change in unrealized depreciation on investments	(97,467,494)
Net change in unrealized depreciation on futures contracts	(230,458)
Net Change in Unrealized Depreciation	(97,697,952)
Net Realized and Unrealized Loss	(78,987,707)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,881,550)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West S&P Mid Cap 400® Index Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$5,106,157	$11,363,710
Net realized gain	18,710,245	52,596,375
Net change in unrealized appreciation (depreciation)	(97,697,952)	114,088,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,881,550)	178,048,122
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(480,838)	(9,484,735)
Class L	(250,694)	(906,541)
Institutional Class	(4,060,789)	(39,533,910)
From Net Investment Income and Net Realized Gains	(4,792,321)	(49,925,186)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	36,738,486	76,477,950
Class L	26,766,016	12,991,535
Institutional Class	89,575,033	70,939,755
Shares issued in reinvestment of distributions
Investor Class	480,838	9,484,735
Class L	250,694	906,541
Institutional Class	4,060,789	39,533,910
Shares redeemed
Investor Class	(66,040,205)	(161,990,099)
Class L	(2,548,183)	(6,630,164)
Institutional Class	(92,487,625)	(132,551,122)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,204,157)	(90,836,959)
Total Increase (Decrease) in Net Assets	(81,878,028)	37,285,977
NET ASSETS:
Beginning of Period	768,790,814	731,504,837
End of Period	$686,912,786	$768,790,814
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,655,412	4,841,895
Class L	3,344,796	1,443,906
Institutional Class	14,631,645	8,037,243
Shares issued in reinvestment of distributions
Investor Class	34,272	574,326
Class L	32,265	98,065
Institutional Class	542,886	4,446,180
Shares redeemed
Investor Class	(4,652,171)	(10,179,478)
Class L	(315,871)	(725,415)
Institutional Class	(11,918,745)	(14,963,959)
Net Increase (Decrease)	4,354,489	(6,427,237)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$16.65	0.09	(2.24)	(2.15)	(0.04)	-	(0.04)	$14.46	(12.93%) (d)
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
Class L
06/30/2020(Unaudited)	$ 9.27	0.04	(1.25)	(1.21)	(0.06)	-	(0.06)	$ 8.00	(13.01%) (d)
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (e)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (d)
Institutional Class
06/30/2020(Unaudited)	$ 8.92	0.06	(1.20)	(1.14)	(0.07)	-	(0.07)	$ 7.71	(12.77%) (d)
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$191,293	0.57% (h)	0.55% (h)	1.28% (h)	16% (d)
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
Class L
06/30/2020 (Unaudited)	$ 35,775	1.06% (h)	0.80% (h)	1.08% (h)	16% (d)
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (e)	$ 340	4.61% (h)	0.79% (h)	0.93% (h)	25%
Institutional Class
06/30/2020 (Unaudited)	$459,845	0.19% (h)	0.19% (h)	1.64% (h)	16% (d)
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 7, 2017.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2020

As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$649,145,517
Gross unrealized appreciation on investments	136,098,952
Gross unrealized depreciation on investments	(104,811,223)
Net unrealized appreciation on investments	$31,287,729
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2020

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 68 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(141,683) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(734,647)	Net change in unrealized depreciation on futures contracts	$(230,458)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2020

agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$8,581	$15,751	$38,376	$42,416	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $109,312,262 and $117,168,700, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $7,283,999 and received collateral as reported on the Statement of Assets and Liabilities of $7,406,014 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2020

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Mid Cap 400 Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the second and first quintiles for the one- and three-year periods ended December 31, 2019, respectively.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Investor Class underperformed, and the Institutional Class approximated or slightly underperformed, the Index for each period reviewed, any underperformance observed was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board concluded that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and equal to its peer group median. The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the first quintile of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was equal to the Fund’s Lipper investment classification. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL& A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020